Cash and due from banks - Interest Bearing Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cash and cash equivalents [Line Items]
Cash and deposits in banks	$ 1,842,208	$ 1,819,931	$ 1,987,068	$ 1,190,936
Time deposits with original maturity over 90 days and other restricted deposits	80,954	143,907
Total cash and due from banks	1,923,162	1,963,838
Interest receivable deposits	724	1,307
Total cash and due from banks and interest	1,923,886	1,965,145
Less: Loss allowance	(155)	0
Total cash and due from banks, net	1,923,731	1,965,145
Demand deposit
Disclosure of cash and cash equivalents [Line Items]
Cash and deposits in banks	1,767,208	1,694,931
Deposits
Disclosure of cash and cash equivalents [Line Items]
Cash and deposits in banks	$ 75,000	$ 125,000